Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [Line Items]
Current assets	¥ 480,838	¥ 486,767
Non-current assets	2,021,424	2,001,359
Current liabilities	518,158	605,418
Non-current liabilities	575,235	516,087
Revenue	2,614,349	1,933,836	¥ 2,516,810
Total comprehensive income	110,195	22,355	75,945
Profit attributable to non-controlling interests	22,526	14,479	21,333
Net cash inflow from operating activities	341,469	318,575	359,610
Net cash (outflow) / inflow from investing activities	(213,032)	(181,986)	(332,948)
Net cash (outflow) / inflow from financing activities	(107,971)	(99,400)	(27,276)
Effect of foreign exchange rate changes on cash and cash equivalents	(2,308)	(4,967)	1,069
Net (decrease) / increase in cash and cash equivalents	18,158	32,222	455
Cash and cash equivalents at beginning of the year	118,631	86,409	85,954
Cash and cash equivalents at end of the year	¥ 136,789	¥ 118,631	86,409
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Current assets	¥ 15,596	¥ 16,046
Non-current assets	184,486	182,392
Current liabilities	11,282	21,820
Non-current liabilities	30,293	22,566
Net assets	158,507	154,052
Revenue	42,730	33,312	47,096
Profit from continuing operations	8,413	6,006	14,126
Total comprehensive income	5,231	(6,972)	17,879
Profit attributable to non-controlling interests	4,837	3,311	8,274
Dividends paid to non-controlling interests	1,485	1,498	1,923
Net cash inflow from operating activities	13,320	5,681	17,780
Net cash (outflow) / inflow from investing activities	(5,191)	(16,187)	(17,306)
Net cash (outflow) / inflow from financing activities	(8,531)	7,410	(1,118)
Effect of foreign exchange rate changes on cash and cash equivalents	(15)	(776)	220
Net (decrease) / increase in cash and cash equivalents	(417)	(3,872)	(424)
Cash and cash equivalents at beginning of the year	9,202	13,074	13,498
Cash and cash equivalents at end of the year	¥ 8,785	¥ 9,202	13,074
PetroChina Sichuan Petrochemical Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)	90.00%	90.00%
Current assets	¥ 3,973	¥ 4,278
Non-current assets	25,317	26,371
Current liabilities	3,876	5,382
Non-current liabilities	382	486
Net assets	25,032	24,781
Revenue	48,493	35,319	49,858
Profit from continuing operations	3,383	520	544
Total comprehensive income	3,383	520	544
Profit attributable to non-controlling interests	338	52	54
Dividends paid to non-controlling interests	307	12	19
Net cash inflow from operating activities	2,666	5,119	3,413
Net cash (outflow) / inflow from investing activities	(231)	(380)	537
Net cash (outflow) / inflow from financing activities	(3,995)	(3,186)	(4,035)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0
Net (decrease) / increase in cash and cash equivalents	(1,560)	1,553	(85)
Cash and cash equivalents at beginning of the year	1,561	8	93
Cash and cash equivalents at end of the year	¥ 1	¥ 1,561	¥ 8